Note 21. Reportable Segments (Notes)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
REPORTABLE SEGMENTS
REPORTABLE SEGMENTS
Effective July 23, 2014, in connection with the completion of the TerraForm IPO (see Note 23), we identified TerraForm Power as a new reportable segment. As a result, we now have three reportable segments: Solar Energy, TerraForm Power and Semiconductor Materials. The information in the table below has been presented on this basis for all periods presented.
Our Solar Energy segment provides solar energy services that integrate the design, installation, financing, monitoring, operations and maintenance portions of the downstream solar market for our customers. Our Solar Energy segment also owns and operates solar power plants, manufactures polysilicon and silicon wafers, and subcontracts the assembly of solar modules to support our downstream solar business, as well as for sale to external customers as market conditions dictate. Our TerraForm Power segment owns and operates clean power generation assets, both developed by the Solar Energy segment and acquired through third party acquisitions, that sell electricity through long-term power purchase agreements to utility, commercial, and residential customers. Our Semiconductor Materials segment includes the manufacture and sale of silicon wafers to the semiconductor industry.
Additionally, effective January 1, 2014, in connection with the plan to divest a minority ownership of SSL, the subsidiary formed to own our Semiconductor Materials business, through an initial public offering, we made the following changes in our internal financial reporting in order to align our reporting with the organizational and management structure established to manage the Semiconductor Materials segment as a standalone SEC registrant:

•
Reclassification of certain corporate costs and expenses. Prior to January 1, 2014, costs and expenses related to certain research and development and marketing activities were not allocated to the Solar Energy or Semiconductor Materials segments. These costs, as well as general corporate marketing and administrative costs, substantially all of our stock compensation expense, research and development administration costs, legal professional services and related costs, and other items were not directly attributable nor evaluated by segment and thus were included in a "Corporate and other" caption in our disclosures of financial information by reportable segment. Effective January 1, 2014, these costs and expenses have been specifically identified with the Solar Energy or Semiconductor Materials segments, and our internal financial reporting structure has been revised to reflect the results of the Solar Energy and Semiconductor Materials segments on this basis.

•
Reclassification of the results for the company's polysilicon operations in Merano, Italy from the Solar Energy segment to the Semiconductor Materials segment. Prior to January 1, 2014, the Merano polysilicon operations were included in the results of the Solar Energy segment. Upon the effective date of the SSL IPO, the Merano polysilicon operations were transferred to the Semiconductor Materials segment. Thus, effective January 1, 2014, the Merano polysilicon operations have been managed by the management of the Semiconductor Materials segment, and the results of the Merano polysilicon operations have been reported on this basis in our internal financial reporting.

As a result of these changes to our internal financial reporting structure, we determined that such changes should also be reflected in the reportable segments data disclosed in our consolidated financial statements, in accordance with FASB ASC Topic 280, Segment Reporting. The following information has been presented on this basis for all periods presented.
The Chief Operating Decision Maker (“CODM”) is our Chief Executive Officer. The CODM primarily evaluates segment performance based on segment operating profit plus interest expense. The CODM also evaluates the business on several other key operating metrics, including free cash flow.
The following table shows information by operating segment for 2014, 2013 and 2012:

	For the year ended December 31,
	2014	2013	2012
In millions
Net sales:
Solar Energy	$1,594.3	$1,204.3	$1,731.4
TerraForm Power	125.9	17.5	15.7
Semiconductor Materials	840.1	920.6	934.2
Intersegment eliminations	(75.9)	(134.8)	(151.4)
Consolidated net sales	$2,484.4	$2,007.6	$2,529.9
Intersegment sales:
Solar Energy	$72.4	$124.8	$143.0
TerraForm Power	1.1	0.9	1.6
Semiconductor Materials	2.4	9.1	6.8
Consolidated intersegment sales	$75.9	$134.8	$151.4
Operating (loss) income:
Solar Energy	$(462.2)	$(299.7)	$(75.6)
TerraForm Power	7.2	5.1	5.3
Semiconductor Materials	(81.8)	(19.0)	127.5
Consolidated operating (loss) income	$(536.8)	$(313.6)	$57.2
Interest expense:
Solar Energy	$316.5	$186.2	$130.8
TerraForm Power	84.4	6.3	5.7
Semiconductor Materials	9.2	0.8	1.0
Intersegment eliminations(1)	(0.1)	(4.1)	(2.2)
Consolidated interest expense	$410.0	$189.2	$135.3
Depreciation and amortization:
Solar Energy	$169.1	$143.6	$123.8
TerraForm Power	72.3	5.1	4.4
Semiconductor Materials	116.0	119.6	118.7
Consolidated depreciation and amortization	$357.4	$268.3	$246.9
Capital expenditures:
Solar Energy(2)	$1,586.6	$497.4	$390.7
TerraForm Power	59.6	—	—
Semiconductor Materials	94.4	101.0	95.2
Consolidated capital expenditures	$1,740.6	$598.4	$485.9
_____________________

(1)	All intersegment interest expense for the years ended December 31, 2014, 2013, and 2012 relate to the Solar Energy segment.

(2)	Consists primarily of construction of solar energy systems of $1,511.0 million, $465.3 million and $346.9 million for the years ended December 31, 2014, 2013 and 2012, respectively.
Intersegment Sales
Intersegment sales and segment operating income (loss) for the year ended December 31, 2014 reflect a change in the average effective selling price for polysilicon supplied by the Solar Energy segment to the Semiconductor Materials segment from $55 per kilogram to $30 per kilogram, which was effective January 1, 2014.
Sales of solar energy systems by the Solar Energy segment to the TerraForm Power segment are considered transfers of interests between entities under common control. Accordingly, these transactions are recorded at historical cost in accordance with ASC 805-50, Business Combinations - Related Issues. The difference between the cash proceeds from the sale and the historical carrying value of the net assets is recorded as a distribution by TerraForm to SunEdison and reduces the balance of the noncontrolling interest in TerraForm.
Solar Energy
During the years ended December 31, 2014, 2013 and 2012 our Solar Energy segment recognized long-lived asset impairment charges of $75.2 million, $3.4 million and $18.1 million, respectively.
During the year ended December 31, 2013, we recognized $25.0 million of revenue for the Tainergy contract amendment and $22.9 million of revenue related to the contract termination with Gintech. During the year ended December 31, 2012, we recognized revenue of $37.1 million for the termination of the Conergy long-term wafer supply agreement.
We recognized charges of $14.0 million, $5.3 million and $5.5 million during the years ended December 31, 2014, 2013 and 2012, respectively, to cost of goods sold related to the estimated probable shortfall to our purchase obligations associated with certain take-or-pay agreements we have with suppliers for raw materials.
Given the deterioration in polysilicon and solar wafer pricing, we recorded a lower of cost or market adjustment on our raw material and finished goods inventory in the Solar Energy segment of approximately $7.3 million, $16.1 million and $3.4 million in the years ended December 31, 2014, 2013 and 2012, respectively.
Semiconductor Materials
During the years ended December 31, 2014, 2013 and 2012 our Semiconductor Materials segment recognized long-lived asset impairment charges of $59.4 million, $33.6 million and $1.5 million, respectively.
During the year ended December 31, 2012 our Semiconductor Materials segment recorded a favorable adjustment of $65.8 million of income related to the settlement of the Evonik take or pay contract as well as a gain of $31.7 million related to the receipt of a manufacturing plant from Evonik.
During the year ended December 31, 2012, our Semiconductor Materials segment recorded insurance recoveries related to a March 11, 2011 Japanese earthquake of $4.0 million. We had no similar charges during the years ended December 31, 2014 and 2013.
TerraForm Power
During the year ended December 31, 2014, our TerraForm Power segment had formation and offering related fees and expenses of $5.9 million and acquisition costs of $14.9 million.
Transfers of Capital Expenditures
A reconciliation of the capital expenditures reported above on a segment basis to the capital expenditures reported by TerraForm on a standalone basis in accordance with rules applicable to transactions between entities under common control is as follows:

	Solar Energy	TerraForm Power
In millions
Capital expenditures for the year ended December 31, 2014 as reported on a segment basis	$1,586.6	$59.6
Capital expenditures transferred from Solar Energy to TerraForm Power	(742.7)	742.7
Capital expenditures for the year ended December 31, 2014 as reported by TerraForm	$843.9	$802.3

Capital expenditures for the year ended December 31, 2013 as reported on a segment basis	$497.4	$—
Capital expenditures transferred from Solar Energy to TerraForm Power	(205.4)	205.4
Capital expenditures for the year ended December 31, 2013 as recorded by TerraForm	$292.0	$205.4

Capital expenditures for the year ended December 31, 2012 as reported on a segment basis	$390.7	$—
Capital expenditures transferred from Solar Energy to TerraForm Power	(2.3)	2.3
Capital expenditures for the year ended December 31, 2012 as recorded by TerraForm	$388.4	$2.3

Segment Assets
The following table shows total assets by segment as of December 31, 2014 and 2013:

	As of December 31,
In millions	2014	2013
Total assets(1)
Solar Energy	$7,040.0	$4,994.6
TerraForm Power	3,410.2	566.9
Semiconductor Materials(2)	1,049.6	1,119.0
Consolidated total assets	$11,499.8	$6,680.5
_____________________

(1)	Excludes intercompany account balances that eliminate upon consolidation.

(2)
Semiconductor Materials segment total assets as of December 31, 2014 excludes a $130.3 million equity method investment in SMP recorded by SSL as SunEdison, Inc. consolidates the results of SMP. See Note 3 for additional information.

Geographic Segments
Geographic financial information is as follows:
Net Sales

	For the Year Ended December 31,
	2014	2013	2012
In millions
United States	$510.0	$475.1	$735.3
Taiwan	423.6	472.5	408.4
Canada	348.1	279.1	248.6
South Korea	218.1	220.3	198.8
South Africa	193.1	—	—
United Kingdom	140.4	2.1	5.7
Italy	90.2	71.3	234.2
Spain	13.0	9.6	175.8
Other foreign countries	547.9	477.6	523.1
Total	$2,484.4	$2,007.6	$2,529.9

Net sales are attributed to countries based on the location of the customer.
Our customers fall into six categories: (i) semiconductor device and solar cell and module manufacturers; (ii) commercial customers, which principally include large, national retail chains and real estate property management firms; (iii) federal, state and municipal governments; (iv) financial institutions, private equity firms and insurance companies; (v) residential customers; and (vi) utilities. Our customers are generally well capitalized. As such, our concentration of credit risk is considered minimal. For our solar energy systems, we typically collect the full sales proceeds upon final close and transfer of the system. During the year ended December 31, 2014, one customer of our Solar Energy segment accounted for 11% of consolidated net sales. During the year ended December 31, 2013, one customer of our Semiconductor Materials segment accounted for 10% of consolidated net sales. Sales to any specific customer did not exceed 10% of consolidated net sales for the year ended December 31, 2012.
Property, plant and equipment, net of accumulated depreciation

	As of December 31,
	2014	2013
In millions
United States	$3,710.7	$1,811.3
South Korea	890.3	132.7
Italy	446.7	197.7
Chile	430.2	167.8
United Kingdom	413.2	—
Malaysia	224.4	262.4
Taiwan	195.3	208.9
Other foreign countries	763.5	342.1
Total	$7,074.3	$3,122.9